Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 12 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010

Current	$554,569	$334,354	$1,008,711
Deferred	516,431	(232,354)	(865,711)

Total provision for income taxes	$1,071,000	$102,000	$143,000

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2012	2011	2010

Expected tax using statutory tax rate of 34%	$1,889,000	$1,035,200	$1,003,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(608,900)	(670,000)	(696,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,800	3,000	4,900
Tax-exempt income on life insurance contracts	(144,700)	(155,200)	(167,500)
Deductible dividends paid to United Bancshares, Inc. ESOP	(6,000)	(1,500)	(48,400)

Uncertain tax position reserves	(66,700)	(115,100)	39,700
Other, net	6,500	5,600	7,900

Total provision for income taxes	$1,071,000	$102,000	$143,000

The deferred income tax expense (benefit) of $516,431 in 2012, $(232,354) in 2011, and $(865,711) in 2010 resulted from the tax effects of temporary differences.  There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,370,000	$2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800

Total deferred tax assets	4,123,200	4,360,800

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069

Total deferred tax liabilities	5,232,100	4,902,100

Net deferred tax assets (liabilities)	$(1,108,900)	$(541,300)

Net deferred tax assets (liabilities) at December 31, 2012 and 2011 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized.  Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2012 and 2011.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011

Balance at January 1	$126,800	$235,100
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years	-	(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements	-	(48,800)

Balance at December 31	$66,000	$126,800

The Corporation had unrecognized tax benefits of $66,000 and $126,800 at December 31, 2012 and 2011, respectively.  Such unrecognized tax benefits, if recognized, would favorably affect the effective income tax rate in future periods. The Corporation does not expect the total amount of unrecognized tax benefits to significantly change in the next twelve months.

The amount of accrued interest, net of federal tax, related to the Corporation’s uncertain tax positions was $3,000 at December 31, 2012 and $8,900 at December 31, 2011, respectively.

The Corporation and its subsidiaries are subject to U.S. federal income tax. The Corporation and its subsidiaries are no longer subject to examination by taxing authorities for years before 2009.  There are no current federal examinations of the Corporations open tax years.